Executive and Supervisory Board Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Executive and Supervisory Board Compensation
Schedule of Executive Board Compensation

€ thousands	2022	2021	2020
Short-term employee benefits	12,556	25,015	5,094
Share-based payment	20,726	25,095	23,095
Subtotal	33,282	50,110	28,189
Post-employment benefits	-1,429	464	488
Thereof defined-benefit	-1,433	461	487
Thereof defined-contribution	4	3	1
Termination Benefits	9,600	NA	NA
Total	41,453	50,574	28,677

Schedule of Share-Based Payment for Executive Board Members

	2022	2021	2020
Number of share units granted	205,965	238,428	201,690
Total expense in € thousands	9,986	6,356	11,173

Schedule of Retirement Pension Plan for Executive Board Members

€ thousands	2022	2021	2020
DBO 12/31	1,462	3,435	3,520
Annual pension entitlement	114	108	98

Schedule of Supervisory Board Compensation

€ thousands	2022	2021	2020
Total compensation	5,206	3,856	3,755
Thereof fixed compensation	3,149	3,176	3,149
Thereof committee remuneration	2,058	680	606

Schedule of Payments to/DBO for Former Executive Board Members

€ thousands	2022	2021	2020
Payments	2,217	2,159	3,010
DBO 12/31	31,217	42,313	44,043